Accounts Payable and Accrued Liabilities (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017
Payables and Accruals [Abstract]
Schedule of Accounts Payable and Accrued Liabilities

Accounts payable and accrued liabilities at March 31, 2018 and December 31, 2017 consists of the following:

	March 31, 2018	December 31, 2017

Accounts payable	$155,260	$30,625
Accrued expenses	160,469	66,931
Accrued interest	33,179	8,348
	$348,908	$105,904

Accounts payable and accrued liabilities at December 31, 2017 and 2016 consists of the following:

	December 31, 2017	December 31, 2016

Accounts payable	$30,625	$502
Accrued expenses	66,931	8,996
Accrued interest	8,348	-
	$105,904	$9,498